                          VAN KAMPEN SERIES FUND INC.,
                            ON BEHALF OF ITS SERIES,
                         VAN KAMPEN EQUITY GROWTH FUND

                      SUPPLEMENT DATED JUNE 1, 2005 TO THE
               CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES
        PROSPECTUS AND CLASS I SHARES PROSPECTUS DATED OCTOBER 29, 2004,
                  AS PREVIOUSLY SUPPLEMENTED ON MARCH 31, 2005

     The Prospectus is hereby supplemented as follows:

     The Board of Trustees of the Fund has approved a reduction of the advisory fee rate schedule of the Fund. Under the new advisory fee rate schedule, the Fund pays the Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of the Fund as follows:

AVERAGE DAILY NET ASSETS   PERCENT PER ANNUM
------------------------   -----------------
First $1 billion.........       0.500%
Next $1 billion..........       0.450%
Next $1 billion..........       0.400%
Over $3 billion..........       0.350%

     The new advisory fee schedule is effective June 1, 2005.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                    EQG SPT 6/05